LEASE ARRANGEMENTS - Additional information (Details) - Land and buildings	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Lease payments adjustment, period	2 years
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease term	36 years